Goodwill and other intangible assets - Additional Information (Detail) - CAD ($) $ in Millions	Aug. 01, 2020	Aug. 01, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Period of discounted cash flow method for calculating value in use	5 year
Increase in post-tax discount rates to determine sensitivity of current estimate of value in use	1.00%
Decrease in terminal growth rates to determine sensitivity of current estimate of value in use	1.00%
Reduction in future cash flows to determine sensitivity of current estimate of value in use	10.00%
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	As at August 1, 2020, no reasonably possible change in an individual key input or assumption, as described, would result in the CGU’s carrying amount exceeding its recoverable amount based on fair value less costs of disposal.
Caribbean Banking [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Description of valuation techniques used to measure fair value less costs of disposal	calculated fair value less costs of disposal using a discounted cash flow method that projects future cash flows over a 5-year period. Cash flows are based on management forecasts, adjusted to approximate the considerations of a prospective third-party buyer. Cash flows beyond the initial 5-year period are assumed to increase at a constant rate using a nominal long-term growth rate.
Description of level of fair value hierarchy within which fair value measurement is categorised	level 3
Reduction in future cash flows to determine sensitivity of current estimate of fair value less costs of disposal	10.00%
Percentage of unit's recoverable amount exceeds its carrying amount		126.00%
Pretax discount rate for future cash flows	11.40%	11.90%
Terminal growth rate	3.70%	4.20%
A 50 bps change in the discount rate would Increase in recoverable amount of goodwill	$ 335
A 50 bps change in the discount rate would decrease in recoverable amount of goodwill	288
A 50 bps change in the terminal growth rate would Increase in recoverable amount of goodwill	266
A 50 bps change in the terminal growth rate would decrease in recoverable amount of goodwill	228
Decrease in recoverable amount of goodwill due to percentage reduction in cash flow forecast	$ 392
International wealth management [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Description of valuation techniques used to measure fair value less costs of disposal	fair value less costs of disposal using a multiples-based approach. Each business within the CGU was valued using either a Price-to-assets-under-administration (P/AUA) or Price-to-revenue (P/Rev) multiple, as appropriate, to reflect the considerations of a prospective third-party buyer. In 2020, we applied a P/AUA multiple of 2.25% to AUA as at August 1 (August 1, 2019 – 2.25%) and a P/Rev multiple of 2.5x (August 1, 2019 – 2.5x) to revenue for the 12 months preceding the testing date.
Description of level of fair value hierarchy within which fair value measurement is categorised	level 3